Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts - RMB [Member]	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Details) - Schedule of exchange rates used to translate amounts [Line Items]
Period end USD: RMB exchange rate	7.0795	6.8668
Average USD: RMB exchange rate	7.0199	6.8263